SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
As previously announced, in light of the challenges and uncertainties associated with the COVID-19 situation, as a precautionary measure, the Board of Directors decided to withdraw the dividend distribution previously proposed for payment on May 5, 2020.
At the Annual General Meeting of shareholders held on April 16, 2020, the Company’s shareholders replaced the authorization for the Board of Directors to repurchase up to a maximum of 10% of the Company’s common shares issued as of the date of the AGM and approved the plan to award (rights to subscribe for) common shares in the capital of the Company to executive directors in accordance with Article 13.6 of the Company’s Articles of Association.
On April 29, 2020, the Company issued £600 million ($748 million) of commercial paper through the Joint HM Treasury and Bank of England’s COVID Corporate Financing Facility (CCFF). Furthermore, in Canada, the Company issued a new retail ABS transaction on April 23, 2020 for a total amount of C$465 million ($338 million).